Lease	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
Lease

9. Lease

Operating leases as lessor

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease. The lease terms are between 1 month to 36 months. The leases do not contain contingent payments. At March 31, 2026, the minimum future rental income to be received is as follows:

Year ending March 31, 2027	$42
Total minimum future rental income	$42

The following table represents lease income recognized in the consolidated statements of comprehensive income:

	March 31,
	2024	2025	2026
Operating lease income	$523	$386	$376
Other information:
Operating cash flows from operating leases as lessor	$550	$405	$395

Operating leases as lessee

The Company leases premises and warehouses under various operating leases, certain of which contain escalation clauses. As of March 31, 2025 and 2026, the Company had no material operating lease arrangement with lease terms over 1 year, except for the land use rights and long term leased land. See Note 6 for additional description of the arrangement.

The following table represents lease costs recognized in the Company’s consolidated statements of comprehensive income for the year ended March 31, 2024, 2025 and 2026. Lease costs are included in cost of sales, selling, general and administrative expense on the Company’s consolidated statements of comprehensive income.

	Year ended March 31,
	2024	2025	2026
Operating lease costs	79	$73	$80
Total leases costs	79	$73	$80

	Year ended March 31,
	2024	2025	2026
Supplemental cash flow information for our leases was as follows
Operating cash paid for operating lease	$79	$73	$80